Capital Stock - Summary of Bank's Subscribed and Paid-in Capital (Parenthetical) (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 29, 2019 ARS ($)	Apr. 30, 2019 ARS ($) $ / shares shares	Apr. 30, 2019 Vote $ / shares shares	Dec. 31, 2021 Vote	Dec. 31, 2018 ARS ($) Vote $ / shares shares	Jan. 19, 2019 ARS ($)	Oct. 17, 2018 $ / shares	Aug. 08, 2018 $ / shares
Disclosure of classes of share capital [line items]
Number of vote | Vote			1
Notional amount of shares settled					$ 310,908	$ 631,733
Major business combination [member] | Banco del Tucuman SA [member]
Disclosure of classes of share capital [line items]
Increase in capital	$ 15,662
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 1	$ 1		$ 1		$ 1	$ 1
Number of vote | Vote				1	1
Share acquired amount					$ 298,196
Number of shares acquired | shares					2,028,251
Settled common shares | shares					711,386
Settled common shares amount					$ 98,353
Settle Common Shares | shares					1,316,865
Settle Common Share					$ 199,843
Amount of decrease shares		$ 30,265
Number of shares acquired decrease | shares		30,265,275	30,265,275